T. ROWE PRICE GLOBAL REAL ESTATE FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡		Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.4%
Common Stocks 4.4%
Charter Hall Retail		318,508	1,053
Goodman Group		210,423	1,995
National Storage		712,024	893
Scentre Group		823,697	2,404
Total Australia (Cost $5,629)			6,345

BELGIUM 0.8%
Common Stocks 0.8%
Shurgard Self Storage (1)		36,946	1,220
Total Belgium (Cost $983)			1,220

BRAZIL 0.2%
Common Stocks 0.2%
Iguatemi Empresa de Shopping Centers		20,922	208
Total Brazil (Cost $108)			208

CANADA 2.1%
Common Stocks 2.1%
Allied Properties Real Estate Investment Trust		39,106	1,443
Canadian Apartment Properties		42,028	1,615
Total Canada (Cost $2,480)			3,058

FINLAND 1.1%
Common Stocks 1.1%
Kojamo		135,931	1,638
Total Finland (Cost $1,364)			1,638

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T. ROWE PRICE GLOBAL REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)
FRANCE 2.5%
Common Stocks 2.5%
Gecina	16,107	2,383
Unibail-Rodamco-Westfield	7,731	1,268
Total France (Cost $3,044)		3,651

GERMANY 1.7%
Common Stocks 1.7%
ADO Properties	43,041	2,447
Total Germany (Cost $2,359)		2,447

HONG KONG 8.5%
Common Stocks 8.5%
Hang Lung Properties	892,000	2,179
Hongkong Land Holdings (USD)	422,000	3,004
Hysan Development	411,000	2,203
Sun Hung Kai Properties	285,000	4,899
Total Hong Kong (Cost $9,651)		12,285

JAPAN 10.4%
Common Stocks 10.4%
Heiwa Real Estate	39,000	753
Hoshino Resorts	195	977
Mitsubishi Estate	153,500	2,785
Mitsui Fudosan	152,400	3,839
Mitsui Fudosan Logistics Park	673	2,154
Nippon Accommodations Fund	573	2,907
Nippon Prologis	756	1,610
Total Japan (Cost $11,615)		15,025

T. ROWE PRICE GLOBAL REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)
MEXICO 0.7%
Common Stocks 0.7%
Concentradora Fibra Danhos	704,283	1,009
Total Mexico (Cost $1,190)		1,009

SINGAPORE 2.3%
Common Stocks 2.3%
CapitaLand Commercial Trust	894,100	1,281
CapitaLand Mall Trust	1,141,300	2,006
Total Singapore (Cost $2,653)		3,287

SPAIN 1.3%
Common Stocks 1.3%
Inmobiliaria Colonial Socimi	186,817	1,922
Total Spain (Cost $1,289)		1,922

SWEDEN 1.5%
Common Stocks 1.5%
Hufvudstaden, A Shares	128,585	2,232
Total Sweden (Cost $1,340)		2,232

SWITZERLAND 2.0%
Common Stocks 2.0%
PSP Swiss Property	26,982	2,932
Total Switzerland (Cost $2,147)		2,932

UNITED KINGDOM 5.9%
Common Stocks 5.9%
Capital & Counties Properties	232,109	728
Derwent London	59,402	2,495
Great Portland Estates	263,584	2,564

T. ROWE PRICE GLOBAL REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)

Shaftesbury	122,425	1,403
UNITE Group	113,030	1,351
Total United Kingdom (Cost $6,014)		8,541

UNITED STATES 52.6%

Common Stocks 52.6%
Acadia Realty Trust, REIT	83,600	2,280
Alexandria Real Estate Equities, REIT	5,700	813
American Campus Communities, REIT	55,400	2,636
AvalonBay Communities, REIT	29,200	5,861
Boston Properties, REIT	11,400	1,526
CubeSmart, REIT	62,100	1,990
Douglas Emmett, REIT	75,700	3,060
Equity Residential, REIT	82,900	6,244
Essex Property Trust, REIT	15,270	4,417
Federal Realty Investment Trust, REIT	17,300	2,385
Healthcare Realty Trust, REIT	59,400	1,907
Hilton Worldwide Holdings	33,945	2,821
JBG SMITH Properties, REIT	54,750	2,264
Kilroy Realty, REIT	22,400	1,702
Macerich, REIT	62,400	2,705
Prologis, REIT	125,604	9,037
Public Storage, REIT	11,100	2,417
Rayonier, REIT	54,200	1,708
Regency Centers, REIT	38,900	2,625
Simon Property Group, REIT	24,200	4,410
SL Green Realty, REIT	44,700	4,019
Sunstone Hotel Investors, REIT	92,800	1,336
Terreno Realty, REIT	35,000	1,471
Urban Edge Properties, REIT	81,900	1,556
Vornado Realty Trust, REIT	48,400	3,264
Weyerhaeuser, REIT	60,270	1,588
Total United States (Cost $54,030)		76,042

T. ROWE PRICE GLOBAL REAL ESTATE FUND

Shares

$ Value

(Cost and value in $000s)

SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 2.49% (2)(3)	2,244,672	2,245
Total Short-Term Investments (Cost $2,245)		2,245
Total Investments in Securities 99.6%
(Cost $108,141)		$144,087
Other Assets Less Liabilities 0.4%		587
Net Assets 100.0%		$144,674

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD	U.S. Dollar

T. ROWE PRICE GLOBAL REAL ESTATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$9	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$1,425	¤	¤$	2,245	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,245.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL REAL ESTATE FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Real Estate Fund , Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL REAL ESTATE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL REAL ESTATE FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000	s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$76,042$	65,800$	— $	141,842
Short-Term Investments		2,245	—	—	2,245
Total		$78,287$	65,800$	— $	144,087